Employee Benefit Plans (Compensation Expense and Related Tax Benefits for Restricted Stock) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	$ 71,000	$ 67,000	$ 57,000
Net income effect	71,000	67,000	57,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	43,000	16,000
Tax benefit	(15,000)	(5,000)
Net income effect	$ 28,000	$ 11,000